CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,427,614)	$ (2,186,797)	$ (5,913,724)	$ (6,034,411)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued for services	399,635	389,862	1,024,323	1,574,380
Stock issued for services – related party	61,000		(664,542)	(567,855)
Debt discount amortization	1,636,939	15,000	200,273	1,162,996
Loss on issuance of debt	2,676,526	195,482
Change in fair value of derivative	(1,136,079)			576,573
Gain on conversion of debt	(260,882)
Gain on extinguishment of debt	(17,500)
Changes in operating assets and liabilities:
Prepaid	(63,474)	(92,033)
Accounts payable	(228,479)	(11,276)	317,498	38,990
Accruals	193,398	(2,322)	240,853	35,539
Accrued compensation	(72,787)	(26,235)	333,139	161,000
Net cash used by operating activities	(2,239,317)	(1,718,319)	(2,029,096)	(1,801,078)
Cash Flows from Investing Activities:
Purchase of 51% interest in Clean-Seas Morocco, LLC	(2,000,000)
Purchase of property and equipment		(80,346)	(90,871)	(150,505)
Net cash used by investing activities	(2,000,000)	(80,346)	(90,871)	(300,505)
Cash Flows from Financing Activities:
Cash overdraft acquired in acquisition	(11,093)
Proceeds from convertible notes payable	4,434,500	300,000	555,000	686,500
Payments-convertible notes payable	(135,000)
Proceeds from the sale of common stock	335,000	600,000	600,000	3,244,000
Proceeds from notes payable - related party	5,000		46,917
Repayment of related party loans	(10,000)	(100)	(20,000)
Proceeds from notes payable	42,500	126,381	154,000	300,000
Payments - notes payable	(21,005)	(14,402)	(57,500)	(700,000)
Net cash provided by financing activities	4,639,902	1,011,879	1,278,417	2,936,500
Net change in cash	400,585	(786,786)	(841,550)	834,917
Effects of currency translation	(17,058)	(10,716)	16,670
Cash at beginning of year	10,777	835,657	835,657	740
Cash at end of year	394,304	38,155	10,777	835,657
Supplemental schedule of cash flow information:
Interest paid			10,471
Income taxes
Supplemental non-cash disclosure:
Common stock issued for conversion of debt	1,123,397			1,231,461
Preferred stock issued for prepaid services		1,025,000
Common stock issued for prepaid services		111,000
Note payable issued for acquisition	4,500,000
Stock issued for services – related party	$ (61,000)		664,542	567,855
Preferred stock compensation expense			1,175,000
Loss on investment				150,000
Investment in 100Bio				$ (150,000)